Financial Instruments - Disclosure of financial instruments by type of interest rate (Details) - Interest rate risk - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	£ 25,720	£ 11,338
Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	54,542	28,447
Cash deposits | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	25,720	11,338
Cash deposits | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	5,723	28,447
Short Term Investments | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	0	0
Short Term Investments | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	£ 48,819	£ 0